1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Karl J. Egbert karl.egbert@dechert.com +1 202 261 3452 Direct +1 202 261 3333 Fax

April 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8626

Re:	JPMorgan China Region Fund Definitive Proxy Statement on Schedule 14A File No. 811-06686

Ladies and Gentlemen:

JPMorgan China Region Fund (the “Fund”) has today filed with the Securities and Exchange Commission (the “Commission”) a Definitive Proxy Statement on Schedule 14A (the “Proxy Statement”) with respect to the 2016 Annual Meeting of Shareholders of the Fund (the “Annual Meeting”). At the Annual Meeting, the Fund intends to present a proposal to elect two new directors of the Fund. The Fund is also aware that certain activist shareholders intend to present two proposals at the Annual Meeting: (i) to terminate the investment advisory agreement between the Fund and its current investment adviser, JF International Management Inc. (“JFIMI”), and (ii) to recommend the Fund conduct a tender offer. These two proposals are opposed by both the Board of Directors of the Fund, and JFIMI.

If you have any questions or comments about the Proxy Statement, please feel free to contact me at 1 202 261 3452. Thank you for your cooperation and attention to this matter.

Sincerely,

Karl J. Egbert

KJE